Segmented Information (Segment assets and liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total Assets	$ 3,621.5	$ 3,636.5
Total liabilities	885.9	785.0
Operating segments [member] | Young-Davidson [Member]
Disclosure of operating segments [line items]
Total Assets	1,684.5	1,652.8
Total liabilities	319.3	275.8
Operating segments [member] | Mulatos [Member]
Disclosure of operating segments [line items]
Total Assets	539.2	420.9
Total liabilities	155.0	120.1
Operating segments [member] | Island Gold [Member]
Disclosure of operating segments [line items]
Total Assets	1,094.1	995.0
Total liabilities	350.5	301.1
Corporate and other [Member]
Disclosure of operating segments [line items]
Total Assets	303.7	567.8
Total liabilities	$ 61.1	$ 88.0